Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes from Continued Operations

The provision (benefit) for income taxes from continued operations for the years ended September 30, 2020 and 2019 consist of the following:

	September 30,
	2020	2019
Current:
Federal	$—	$—
State	—	—
	$—	$—

Deferred:
Federal	$(1,396,673)	$(1,301,000)
State	—	—
	(239,000)	(1,301,000)
Valuation allowance	1,396,673	1,301,000
Provision (benefit) for income taxes, net	$—	$—

Schedule of Federal Statutory Corporate Tax Rate and Actual Income Tax Expense

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	September 30,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Non-deductible stock-based compensation and other permanent differences	(0.1)	(0.07)
Change in statutory tax rate	(0.0)	(13.0)
Valuation allowance	(20.90)	(20.93)
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	September 30,
	2020	2019
Net operating loss carry forward	$6,126,911	$4,778,000
Deferred compensation	3,853,777	3,806,000
Valuation allowance	(9,980,688)	(8,584,000)
Deferred income tax asset	$—	$—